Cover	May 08, 2025
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 08, 2025
Entity File Number	001-41135
Entity Registrant Name	TARGET GLOBAL ACQUISITION I CORP.
Entity Central Index Key	0001847355
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	PO Box 10176
Entity Address, Address Line Two	Governor’s Square 23
Entity Address, Address Line Three	Lime Tree Bay Avenue
Entity Address, City or Town	Grand Cayman
Entity Address, Country	KY
Entity Address, Postal Zip Code	KY1-1002
City Area Code	212
Local Phone Number	796-4796
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Class A ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	TGAAF
Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	TGAWF
Units, each consisting of one Class A ordinary share and one-third of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one-third of one redeemable warrant
Trading Symbol	TGAUF